Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103-2921

Tel: +1.215.963.5000

Fax: +1. 215.963.5001

www.morganlewis.com

May 5, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Bishop Street Funds (File Nos. 033-80514 and 811-8572)

Ladies and Gentlemen:

On behalf of our client, Bishop Street Funds (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), this letter certifying that the forms of the Trust’s Prospectuses and Statement of Additional Information dated May 1, 2015 that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust’s Post-Effective Amendment No. 42, which was filed with the U.S. Securities and Exchange Commission via EDGAR (Accession Number 0001193125-15-161806) on April 30, 2015.

Please contact the undersigned at 215.963.4660 with your questions or comments.

Very truly yours,

/s/ Christine Nassauer
Christine Nassauer